Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Cillian M. Lynch, Esquire

(202) 419-8416

clynch@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 333-53432

1940 Act File No. 811-10263

June 17, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	GuideStone Funds (“Registrant” or “Trust”)

Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 89/91 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of the Amendment is to register Institutional Class and Investor Class shares of the GuideStone Funds Value Equity Index Fund and GuideStone Funds Growth Equity Index Fund, each a new series of the Registrant (the “Funds”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

The Amendment does not affect the prospectuses or statements of additional information of any of the Registrant’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jessica D. Burt, Esquire at (202) 419-8409.

Very truly yours,

/s/Cillian M. Lynch
Cillian M. Lynch, Esquire

cc:	Melanie Childers

GuideStone Capital Management, LLC

Matthew A. Wolfe

GuideStone Capital Management, LLC

A Pennsylvania Limited Liability Partnership